Accumulated Other Comprehensive Income and Other Components of Equity - Schedule of Accumulated Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total accumulated other comprehensive income	₩ 563,279	₩ 63,729	₩ 52,407
Changes in investments in associates and joint ventures
Total accumulated other comprehensive income	2,568	7,746	4,023
Gain (loss) on derivatives valuation
Total accumulated other comprehensive income	14,106	(42,178)	(29,361)
Gain on valuation of financial assets at fair value through other comprehensive income
Total accumulated other comprehensive income	539,877	80,845	73,928
Exchange differences on translation for foreign operations
Total accumulated other comprehensive income	₩ 6,728	₩ 17,316	₩ 3,817